INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of intangible assets
Intangible assets were as follows (RMB in millions):

	2019	2020
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,844	1,872
Technology	633	610
Others	518	799
Intangible assets not subject to amortization
Trade mark	11,613	11,776
Others	159	158

	14,767	15,215

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(923)	(1,176)
Technology	(450)	(541)
Others	(221)	(242)

	(1,594)	(1,959)

Net book value
Intangible assets to be amortized
Business Relationship	921	696
Technology	183	69
Others	297	557
Intangible assets not subject to amortization
Trade mark	11,613	11,776
Others	159	158

	13,173	13,256

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5 -10 years
Technology	5 -10 years
Others	3 -15 years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
2021	278
2022	240
2023	186
2024	181
2025	155

1,040